UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/10

Item 1.  Reports to Stockholders.

Semi-Annual Report

January 31, 2010

1-877-464-3111

www.thebetafund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Fellow Shareholders,

An interview with William Krivicich, CFA Chief Investment Officer of GMG Defensive Beta Fund: A summary of Montebello Partners investment themes, market outlook and tactical asset allocation decision being made within GMG Defensive Beta Fund.

GMG Defensive Beta Fund was launched on August 14, 2009. Coming off the market lows set in March 2009, and after a 48.42% rally in the S&P 500 (from lows set on March 9th, 2009 through August 14th, 2009), the Investment Team at Montebello Partners, LLC took a careful and conservative approach to their investment selection process. As a result of this tepid and defensive approach, the fund trailed the broader market through the end of the calendar year. Now, Bill and the rest of the investment team look ahead to 2010 with guarded optimism, recognizing that the economic and geo-political challenges around the world provide investment opportunities that the managers believe the fund could capitalize on.

Q. What factors affected the funds performance in its first 6 months of existence?

A. Although we believe the timing for the launch of the fund, given its objectives, is ideal, had we been able to launch a few months earlier, we think we could have optimized opportunities to invest monies quicker. The reason I say that is that although we viewed markets as still undervalued based on forward earnings projections and our expectations for an economic recovery, they certainly weren’t as cheap as they where 6 months earlier. As a result, we maintained a defensive stance by being overweight in cash and short-term bonds. Initially this caused the fund to underperform its benchmarks (S&P500 and MSCI World Low Volatility Index). However, it appears that this approach might prove to be the correct one, as we have outperformed the broader markets, both on an absolute and risk adjusted basis, since the beginning of the year.

Q. As part of its defensive strategy, the fund invests in 4 different asset class categories (Stocks, Bonds, Commodities, Currencies). What are the themes influencing the weights in each of the categories?

A. GMG Defensive Beta Fund was launched with the intent to address some fundamental shortcoming and lack of investment options available to individual investors over the past few years. We wanted to design a mutual fund, with a low account minimum, that is designed to lower overall portfolio volatility, without hampering the potential for return; all the while, keeping in mind that inflation and taxes are likely to erode more and more of investors’ gains over time. The fund addresses this by being tactical in its investment selections, without having any bias or mandate to have a predetermined allocation into any one area. This allows us, as money managers, to be strategically opportunistic in making our investment choices. Moreover, by intending to be tax conscious when making buy and sell decisions within the portfolio, we believe we can add extra value to the shareholders of the fund. With regards to specific themes, as an example, we believe that there are opportunities for skilled investors to capitalize on government spending on infrastructure. This theme has two angles to it. First, we believe that government spending is most likely going to be focused on rebuilding and building infrastructure – roads, bridges, tunnels, railways, etc… As such, metals and other commodities that are utilized in the construction business could be in great demand as this unfolds. Second, there will be innovations in technology and equipment that could benefit certain industries.

Q. What are the major themes the portfolio management team are observing, and how do you plan on executing these thematic views?

A.  Well, we’ve already talked about our view on infrastructure. Along those lines, infrastructure expansion in the developing world, China and India in particular, will create lots of jobs, which in turn will help lift a sizeable portion of the population out of poverty into the lower-middle class. As this happens, these people will want to, and be able to afford to eat better. In other words, this will increase the demand for food. I would note that demographics and cultural differences must be taken into account when making investment decisions predicated on this extended theme. It’s not as easy as just buying rice and beans. A different theme, would be our views on the changing demographics within Europe and the strain that the social system is likely to put on that continents resources and the governments ability to address those issues. Simply put, we believe that Europe is going to be faced with some difficult decisions over the coming years. The nature of, and implementation of the decisions on how to address these problems is going to have a profound impact on multinational corporation. As such, we believe that currency volatility will have a more meaningful impact on corporate earnings and stock market performance.

Q. Initially, you intended to utilize a quantitative mathematical model to achieve the funds commodity exposure. The portfolio management team has changed its view on this methodology, and is now utilizing a broad based, long-only approach to investing in commodities. Why?

A. This goes back to our view on commodities and inflation. Simply put, since we do not see a high degree of inflation risk over the next 12 to 18 months, perhaps longer, we will likely be underweight commodities for an extended period of time. At the very least, we intend to be very opportunistic in the investments we choose. Moreover, we reanalyzed, using various time frames, the investment results of quantitative investment strategies in the commodity space. Additional research showed that quantitative strategies have consistently underperformed thematic and fundamental strategies during periods of inflation, when commodities generally followed an upward trajectory. Based on our view, and the themes we are following in the portfolio, we believe that the new methodology will serve our shareholders just as well, if not better; and with more flexibility.

Additional commentary:

Overall, despite our cautious tone, we are optimistic in our market outlook. We believe that there will be increasing volatility in stocks, bonds and commodities, which will create opportunities and challenges to investors. That said, we are certain that rational decision making process and intelligent security selection over the next 18 to 24 month can lead to both risk adjusted and absolute market outperformance. As always, we strive to provide our shareholders with the highest quality investment management attainable. Moreover, we are committed to deploying investment strategies that are designed to lower overall portfolio volatility, without reducing the potential to capital appreciation. By providing our shareholders with a fund that incorporates alternative asset strategies, such as commodity and currency hedging strategies, coupled with more traditional investments like stocks and bonds, we believe that we have developed an investment methodology, encapsulated within a single mutual fund, which may be the best way for investors to achieve their long-term capital appreciation goals, while reducing short-term market volatility.

Very Truly Yours,

Oliver Pursche

Managing Partner

0335-NLD-3/08/2010

GMG Defensive Beta Fund

PORTFOLIO REVIEW

January 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2010, compared to its benchmarks:

Inception** – January 31, 2010
GMG Defensive Beta Fund	-0.60%
GMG Defensive Beta Fund with load	-6.05%
MSCI World Minimum Volatility Index	4.16%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-464-3111.

** Inception date is September 1, 2009.

     The Fund’s Top Asset Classes are as follows:

Sectors	% of Net Assets
Exchange Traded Funds - Equity	20.4%
Exchange Traded Funds - Debt	8.8%
Exchange Traded Funds - Asset Allocation	3.7%
Telecommunications	2.8%
Oil & Gas	2.6%
Pharmaceuticals	2.5%
Computers	2.1%
Other, Cash & Cash Equivalents	57.1%
100.00%

GMG DEFENSIVE BETA FUND
PORTFOLIO OF INVESTMENTS
January 31, 2010 (Unaudited)
	Shares		Value
		COMMON STOCKS - 10.0%
		COMPUTERS - 2.1%
	2,250	International Business Machines Corp.	$ 275,378

		OIL & GAS - 2.6%
	1,500	Apache Corp.	148,155
	2,875	Exxon Mobil Corp.	185,236
			333,391

		PHARMACEUTICALS - 2.5%
	3,000	Abbott Laboratories	158,820
	3,000	Novartis AG	160,590
			319,410

		TELECOMMUNICATIONS - 2.8%
	12,000	Cisco Systems, Inc. *	269,640
	3,000	Verizon Communications, Inc.	88,260
			357,900

		TOTAL COMMON STOCKS
		(Cost $1,324,388)	1,286,079

		EXCHANGE TRADED FUNDS - 32.9%
		ASSET ALLOCATION - 3.7%
	22,000	WisdomTree Dreyfus Emerging Currency Fund *	478,500

		DEBT - 8.8%
	7,000	iShares Barclays 1-3 Year Credit Bond Fund	731,990
	4,500	ProShares UltraShort 20+ Year Treasury *	211,815
	3,500	SPDR DB International Government Inflation-Protected Bond ETF	191,905
			1,135,710

		EQUITY - 20.4%
	900	iPath MSCI India Index ETN *	52,911
	2,000	iPATH S&P 500 VIX Mid-Term Futures ETN *	147,640
	2,500	iShares MSCI Brazil Index Fund	161,700
	4,600	iShares FTSE/Xinhua China 25 Index Fund	176,456
	7,500	iShares MSCI EAFE Index Fund	393,600
	9,000	iShares Russell 2000 Index Fund	541,710

	See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2010 (Unaudited)
	Shares		Value
		EQUITY - 20.4% (Continued)
	3,500	Market Vectors - Russia ETF	$ 108,780
	8,000	SPDR S&P 500 ETF Trust +	858,960
	4,800	WisdomTree Emerging Markets SmallCap Dividend Fund	197,040
			2,638,797

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $4,297,068)	4,253,007

		SHORT-TERM INVESTMENTS - 36.4%
	4,709,548	HighMark Diversified Money Market Fund, to yield 0.234%, due 12/31/30
		(Cost $4,709,548)	4,709,548

		TOTAL INVESTMENTS - 79.3% (Cost $10,331,004) (a)	$ 10,248,634
		OTHER ASSETS & LIABILITIES - 20.7%	2,672,860
		TOTAL NET ASSETS - 100.0%	$ 12,921,494

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 33,908
		Unrealized Depreciation:	(116,278)
		Net Unrealized Depreciation:	$ (82,370)
*	Non-Income producing security.
+	Subject to written option.

	Schedule of Options Written
	Number of
	Contracts***	Security, Expiration Date, Exercise Price	Value
	80	SPDR S&P 500 ETF Trust, Feb 20, Call @ $114	$ 1,600

		TOTAL OPTIONS WRITTEN
		(Premiums received $5,748)	$ 1,600
	***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

	See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 10,331,004
At value	$ 10,248,634
Cash	3,000,000
Dividends and interest receivable	3,052
Prepaid expenses and other assets	18,940
TOTAL ASSETS	13,270,626

LIABILITIES
Payable for investments purchased	343,780
Distribution (12b-1) fees payable	2,548
Options written, at value (premiums received $5,748)	1,600
Investment advisory fees payable	1,082
Fees payable to other affiliates	122
TOTAL LIABILITIES	349,132
NET ASSETS	$ 12,921,494

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 13,024,027
Accumulated net investment loss	(34,115)
Accumulated net realized gain from security transactions and options transactions	9,804
Net unrealized depreciation of investments and written options	(78,222)
NET ASSETS	$ 12,921,494

Shares of beneficial interest outstanding	1,299,989

Net asset value (Net assets ÷ Shares outstanding) and
redemption price per share (a)	$ 9.94

Maximum offering price per share (maximum sales charge of 5.50%)	$ 10.52

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase. Redemptions made within 15 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2010 (Unaudited)(a)

INVESTMENT INCOME
Interest	$ 10,836
Dividends	36,964
TOTAL INVESTMENT INCOME	47,800

EXPENSES
Investment advisory fees	57,072
Administrative services fees	19,474
Registration fees	14,479
Professional fees	12,685
Distribution (12b-1) fees	11,414
Accounting services fees	11,169
Transfer agent fees	9,516
Printing and postage expenses	4,137
Compliance officer fees	4,107
Trustees' fees and expenses	3,103
Custodian fees	2,135
Insurance expense	2,069
Other expenses	1,244
TOTAL EXPENSES	152,604

Less: Fees waived/expenses reimbursed by the Advisor	(70,689)

NET EXPENSES	81,915
NET INVESTMENT LOSS	(34,115)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from options written	9,804
Net change in unrealized appreciation (depreciation) of investments	(82,370)
Net change in unrealized appreciation (depreciation) on options written	4,148
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(68,418)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (102,533)

(a) The GMG Defensive Beta Fund commenced operations on September 1, 2009.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2010 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (34,115)
Net realized gain from options written	9,804
Net change in unrealized appreciation (depreciation) of investments	(82,370)
Net change in unrealized appreciation (depreciation) of options written	4,148
Net decrease in net assets resulting from operations	(102,533)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,525,564
Payments for shares redeemed	(501,652)
Redemption fee proceeds	115
Net increase in net assets from shares of beneficial interest	13,024,027

TOTAL INCREASE IN NET ASSETS	12,921,494

NET ASSETS
Beginning of Period	-
End of Period*	$ 12,921,494
* Includes accumulated net investment loss of:	$ (34,115)

SHARE ACTIVITY
Shares Sold	1,349,818
Shares Redeemed	(49,830)
Net increase in shares of beneficial interest outstanding	1,299,989

(a) The GMG Defensive Beta Fund commenced operations on September 1, 2009.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period
	Ended
	January 31,
	2010 (1)
	(Unaudited)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment loss	(0.03)
Net realized and unrealized
loss on investments	(0.03)
Total from investment operations	(0.06)

Paid-in-Capital from
Redemption Fees	0.00	(8)

Net asset value, end of period	$ 9.94

Total return (2)(5)	(0.60)%

Net assets, end of period (000s)	$ 12,921

Ratio of gross expenses to average
net assets (3)(4)(6)	3.71%
Ratio of net expenses to average
net assets (4)(6)	1.99%
Ratio of net investment loss
to average net assets (4)(7)	(0.83)%

Portfolio Turnover Rate (5)	0%

(1) The GMG Defensive Beta Fund commenced operations on September 1, 2009.
(2) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GMG Defensive Beta Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (Unaudited)

1.

ORGANIZATION

The GMG Defensive Beta Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not

GMG Defensive Beta Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,286,079	$ -	$ -	$ 1,286,079
Exchange Traded Funds	4,253,007	-	-	4,253,007
Money Market Funds	4,709,548	-	-	4,709,548
Total	$ 10,248,634	$ -	$ -	$ 10,248,634

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 1,600	$ -	$ -	$ 1,600

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry

GMG Defensive Beta Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With

GMG Defensive Beta Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.   For the period ended January 31, 2010, the Fund had a gain of $9,804 on options and this gain is included in the line item marked “Net realized gain from options written” on the Statement of Operations in this shareholder report.

The number of option contracts written and the premiums received by the Fund during the period ended January 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	240	18,752
Options exercised	-	-
Options expired	(80)	(5,816)
Options closed	(80)	(7,188)
Options outstanding, end of period	80	$ 5,748

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended January 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $8,621,456 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Montebello Partners, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and

GMG Defensive Beta Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.99% per annum of the Fund’s average daily net assets.   For the period ended January 31, 2010, the Advisor waived fees in the amount of $57,072 and reimbursed expenses in the amount of $13,617.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to 1.99% of average daily net. If Fund Operating Expenses subsequently exceed 1.99% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of January 31, 2010, the Advisor has $70,689 of waived/reimbursed expenses that may be recovered no later than January 31, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the Fund’s average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A shares.   The Distributor is an affiliate GFS.   On sales of MPDAX’s Class A shares for the period ended January 31, 2010, the Distributor received $134,549 from front-end sales charges of which $12,918 was retained by the principal underwriter or other affiliated broker-dealers

During the period ended January 31, 2010, Gary Goldberg & Co., a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund. These trades were cleared through National Financial Services and Gary Goldberg & Co. received $336 in trade commissions.

GMG Defensive Beta Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

Each Fund pays its pro rata share of a total fee of $10,000 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2010, the Fund incurred expenses of $4,107 for compliance services pursuant to the Trust’s Agreement with NLCS.    Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GMG Defensive Beta Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2010 (Unaudited)

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2010, GemCom collected amounts totaling $3,838 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

6.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on March 31, 2010, and has noted no such events.

GMG Defensive Beta Fund

EXPENSE EXAMPLES

January 31, 2010 (Unaudited)

As a shareholder of the GMG Defensive Beta Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GMG Defensive Beta Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 through January 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the GMG Defensive Beta Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

GMG Defensive Beta Fund	Beginning Account Value 9/1/09	Ending Account Value 1/31/10	Expenses Paid During Period 9/1/09 – 1/31/10	Expense Ratio During Period *** 9/1/09- 1/31/10
Actual	$1,000.00	$994.00	$8.21*	1.99%

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period 8/1/09- 1/31/10	Expense Ratio During Period *** 8/1/09- 1/31/10
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	$10.00**	1.99%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (151) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

***Annualized

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolios are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolios believe that you should be aware of policies to protect the confidentiality of that information.

The Portfolios collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolios do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolios are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Portfolios restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolios maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolios through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-464-3111 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-464-3111.

INVESTMENT ADVISOR

Montebello Partners, LLC

75 Montebello Road

Suffern, NY 10901

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/10